CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Limited Partners' Equity	Limited Partners' Equity	Foreign Currency Translation	Revaluation Surplus	Actuarial losses on defined benefit plans	Cash flow hedges	Available-for-sale investments	Preferred limited partners' equity	Preferred equity	Participating Non-controlling Interests Operating Subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Balance, as at at Dec. 31, 2016	$ 12,672	$ 3,448	$ (257)	$ (404)	$ 4,124	$ (8)	$ (31)	$ 24	$ 324	$ 576	$ 5,589	$ 55	$ 2,680
Net (loss) income	112	30	30						13	12	33	1	23
Other comprehensive income	10	5		(6)	2	1	2	6		22	(21)	0	4
Issue Of Equity
Net proceeds	187	0	0						187
Adjustment	187
Capital contributions	49										49
Acquisition	0										0
Distributions or dividends declared	(618)	(157)	(157)						(13)	(12)	(296)	(17)	(123)
Distribution reinvestment plan	5	5	5
MTO adjustments	(5)	0	0	0							(5)
Other	(12)	(15)	0		(15)					(1)	(1)	14	(9)
Change in period	(272)	(132)	(122)	(6)	(13)	1	2	6	187	21	(241)	(2)	(105)
Balance, as at at Jun. 30, 2017	12,400	3,316	(379)	(410)	4,111	(7)	(29)	30	511	597	5,348	53	2,575
Balance, as at at Mar. 31, 2017	12,873	3,433	(320)	(347)	4,109	(7)	(28)	26	511	581	5,627	55	2,666
Net (loss) income	85	21	21						7	6	34	1	16
Other comprehensive income	(250)	(58)		(63)	2		(1)	4		17	(164)	(1)	(44)
Issue Of Equity
Capital contributions	11										11
Distributions or dividends declared	(321)	(78)	(78)						(7)	(6)	(161)	(8)	(61)
Distribution reinvestment plan	2	2	2
MTO adjustments		0
Other		(4)	(4)							(1)	1	6	(2)
Change in period	(473)	(117)	(59)	(63)	2		(1)	4	0	16	(279)	(2)	(91)
Balance, as at at Jun. 30, 2017	12,400	3,316	(379)	(410)	4,111	(7)	(29)	30	511	597	5,348	53	2,575
Balance, as at at Dec. 31, 2017	14,282	3,956	(259)	(378)	4,616	(9)	(29)	15	511	616	6,298	58	2,843
Net (loss) income	125	4	4						19	13	87	0	2
Other comprehensive income	(216)	(140)		(155)	11	2	8	(6)		(26)	52	(2)	(100)
Issue Of Equity
Net proceeds	196	0	0						196
Adjustment			0									0	0
LP Units and preferred shares purchased for cancellation	(8)	(8)
Capital contributions	4										4
Acquisition	21										21
Distributions or dividends declared	(719)	(178)	(178)						(19)	(14)	(357)	(23)	(128)
Distribution reinvestment plan	5	5	5
Other	36	(11)	(12)		1					0	35	20	(8)
Change in period	(556)	(328)	(189)	(155)	12	2	8	(6)	196	(27)	(158)	(5)	(234)
Balance, as at at Jun. 30, 2018	13,726	3,628	(448)	(533)	4,628	(7)	(21)	9	707	589	6,140	53	2,609
Balance, as at at Mar. 31, 2018	14,473	3,901	(347)	(347)	4,615	(8)	(23)	11	707	600	6,404	57	2,804
Net (loss) income	45	(1)	(1)						10	6	31	0	(1)
Other comprehensive income	(460)	(173)		(186)	12	1	2	(2)		(10)	(149)	(3)	(125)
Issue Of Equity
Net proceeds		0
Adjustment		0
LP Units and preferred shares purchased for cancellation	(8)	0	(8)
Exchange of preferred shares		(8)
Capital contributions	0	0
Acquisition		0
Distributions or dividends declared	(361)	(88)	(88)						(10)	(7)	(181)	(11)	(64)
Distribution reinvestment plan	2	2	2
MTO adjustments		0
Other	35	(5)	(6)		1						35	10	(5)
Change in period	(747)	(273)	(101)	(186)	13	1	2	(2)	0	(11)	(264)	(4)	(195)
Balance, as at at Jun. 30, 2018	$ 13,726	$ 3,628	$ (448)	$ (533)	$ 4,628	$ (7)	$ (21)	$ 9	$ 707	$ 589	$ 6,140	$ 53	$ 2,609